CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Income Statement [Abstract]
Revenue from affiliates	$ 986	$ 720	$ 1,380	$ 720	$ 1,086
Programming and other direct costs from affiliates	1,196	642	3,026	642	1,947
Related Party Transaction, Other Operating Expense	28,332	8,056	73,263	13,056	18,854
Interest expense to related parties and affiliates	$ 0	$ 48,617	$ 90,405	$ 53,922	$ 112,712